Subsequent event (Details)		2 Months Ended		12 Months Ended
	Feb. 14, 2014 USD ($)	Mar. 15, 2019 USD ($) shares	Mar. 15, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issuance of common shares				$ 0	$ 162,324,000
Share issue related cost					$ 10,780,000
Granted pursuant to Stock Option Plan (in shares) | shares				3,003,000	2,729,000
Number of share options exercised in share-based payment arrangement | shares				276,000	1,494,000
Exercise price, share options granted				$ 5.29	$ 4.12
Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised | shares				1,172,000	85,000
Derivative warrant liabilities				$ 6,271,000
Warrants | Private Placement Offering Feb 14 2014
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issuance of common shares	$ 52,000,000
Number of warrants exercised | shares				0	27,000
Issued pursuant to exercise of warrants (in shares) | shares					1,154,000
Number of cashless warrants exercised (in shares) | shares					1,983,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 1,304,000
Granted pursuant to Stock Option Plan (in shares) | shares		1,365,000	1,365,000
Issued pursuant to exercise of stock options (in shares) | shares		377,000	377,000
Number of share options exercised in share-based payment arrangement | shares		377,000	377,000
Exercise price, share options granted		$ 6.06	$ 8.04
Major ordinary share transactions | Common shares | ATM Facility
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds from issuance of common shares		$ 30,000,000
Number of shares issued | shares		4,608,000	4,608,000
Weighted average share price		$ 6.55
Share issue related cost		$ 1,170,000
Commission rate		3.00%	3.00%
Commission paid to agent, controlled equity offerings		$ 900,000
Commission paid for professional and filing fees		270,000
Major ordinary share transactions | Warrants | Private Placement Offering Feb 14 2014
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 1,494,000
Number of warrants exercised | shares		1,738,000	1,738,000
Exercise price of warrants exercised		$ 3.2204
Issued pursuant to exercise of warrants (in shares) | shares		464,000	464,000
Number of shares issued from cashless warrants exercised (in shares) | shares		687,000	687,000
Number of cashless warrants exercised (in shares) | shares		1,274,000	1,274,000
Transfer of derivative warrant liability to equity		$ 5,919,000
Derivative warrant liability adjustment		$ 352,000